UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0234

     Seligman Common Stock Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMON STOCK FUND, INC.
Schedule of Investments (unaudited)
September 30, 2004

	Shares or
	Principal
	Amount		Value
Common Stocks 98.2%
Aerospace and Defense 2.4%
General Dynamics	36,300	shs.	$3,706,230
L-3 Communications Holdings*	48,300		3,236,100

			6,942,330

Auto Components 1.0%
Lear	52,380		2,852,091

Beverages 2.7%
Coca-Cola	99,100		3,968,955
PepsiCo	78,700		3,828,755

			7,797,710

Biotechnology 1.5%
Amgen*	38,100		2,163,889
Gilead Sciences*	23,400		874,575
MedImmune*	53,800		1,274,253

			4,312,717

Building Products 0.8%
Masco	64,100		2,213,373

Capital Markets 1.9%
Bank of New York	75,500		2,202,335
Goldman Sachs Group	14,120		1,316,549
Merrill Lynch	23,400		1,163,448
Morgan Stanley	14,730		726,189

			5,408,521

Chemicals 2.3%
Dow Chemical	57,900		2,615,922
Praxair	93,800		4,009,012

			6,624,934

Commercial Banks 3.4%
Bank of America	56,160		2,433,413
U.S. Bancorp	96,950		2,801,855
Wachovia	58,140		2,729,673
Wells Fargo	28,100		1,675,603

			9,640,544

Commercial Services and Supplies 1.7%
ServiceMaster	229,100		2,946,226
Waste Management	69,400		1,897,396

			4,843,622

Communications Equipment 2.7%
Andrew*	201,900		2,470,247
Cisco Systems*	195,660		3,532,641
QUALCOMM	45,800		1,787,803

			7,790,691

Computers and Peripherals 5.2%
Dell*	124,640		4,430,952
EMC*	243,300		2,807,682
Hewlett-Packard	98,410		1,845,188
International Business Machines	68,670		5,887,766

			14,971,588

Consumer Finance 1.8%
American Express	34,080		1,753,757
Capital One Financial	17,700		1,308,030
MBNA	87,200		2,197,440

			5,259,227

Diversified Financial Services 3.9%
Citigroup	179,226		7,907,451
J.P. Morgan Chase	82,550		3,279,711

			11,187,162

Diversified Telecommunication Services 2.1%
SBC Communications	46,800		1,214,460
Verizon Communications	124,000		4,883,120

			6,097,580

Electronic Equipment and Instruments 0.6%
Jabil Circuit*	68,770		1,581,710

Energy Equipment and Services 0.9%
Noble*	25,600		1,150,720
Rowan Companies*	52,950		1,397,880

			2,548,600

Food and Staples Retailing 2.9%
Kroger*	120,400		1,868,608
Sysco	39,600		1,184,832
Wal-Mart Stores	100,870		5,366,284

			8,419,724

Food Products 0.6%
Dean Foods*	58,200		1,747,164

Health Care Providers and Services 2.3%
Aetna	33,100		3,307,683
Andrx*	56,900		1,270,861
Anthem*	11,700		1,020,825
Laboratory Corporation of America Holdings*	22,500		983,700

			6,583,069

Hotels, Restaurants and Leisure 2.1%
Carnival	83,700		3,958,173
Marriott International (Class A)	37,600		1,953,696

			5,911,869

Household Durables 0.4%
Pulte Homes	19,580		1,201,625

Household Products 1.9%
Colgate-Palmolive	22,300		1,007,514
Procter & Gamble	83,840		4,537,421

			5,544,935

Industrial Conglomerates 5.6%
General Electric	318,310		10,688,850
Tyco International	178,250		5,465,145

			16,153,995

Insurance 4.8%
American International Group	81,500		5,541,185
Hartford Financial Services Group	30,030		1,859,758
PartnerRe	29,000		1,586,010
Prudential Financial	69,800		3,283,392
XL Capital (Class A)	20,900		1,546,390

			13,816,735

Internet and Catalog Retail 0.6%
eBay*	19,760		1,817,228

Machinery 2.0%
Deere	33,600		2,168,880
Illinois Tool Works	39,760		3,704,439

			5,873,319

Media 3.3%
Clear Channel Communications	75,300		2,347,101
Time Warner*	224,100		3,616,974
Tribune	46,100		1,897,015
Univision Communications (Class A)*	52,900		1,672,169

			9,533,259

Metals and Mining 0.7%
Freeport-McMoRan Copper & Cold (Class B)	49,500		2,004,750

Multi-Line Retail 0.8%
Target	49,100		2,221,775

Multi-Utilities and Unregulated Power 1.0%
Dominion Resources	9,700		632,925
Duke Energy	102,500		2,346,225

			2,979,150

Oil and Gas 7.9%
BP (ADR) (United Kingdom)	28,500		1,639,605
ChevronTexaco	65,500		3,513,420
ConocoPhillips	51,842		4,295,110
Exxon Mobil	177,330		8,570,359
Noble Energy	40,500		2,358,720
Occidental Petroleum	43,270		2,420,091

			22,797,305

Paper and Forest Products 0.6%
Weyerhaeuser	25,320		1,683,274

Pharmaceuticals 8.5%
Abbott Laboratories	73,800		3,126,168
Forest Laboratories*	26,700		1,200,966
Johnson & Johnson	75,950		4,278,264
Novartis (ADR) (Switzerland)	112,300		5,241,041
Pfizer	238,138		7,287,023
Watson Pharmaceuticals*	43,100		1,269,726
Wyeth	57,500		2,150,500

			24,553,688

Real Estate 0.8%
Apartment Investment & Management (Class A)	67,600		2,351,128

Semiconductors and Semiconductor Equipment 1.9%
Intel	163,160		3,269,726
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	295,256		2,108,128

			5,377,854

Software 6.6%
Computer Associates International	147,500		3,879,250
Microsoft	371,700		10,275,647
Oracle*	70,300		794,038
Symantec*	59,500		3,268,632
Synopsys*	50,800		801,878

			19,019,445

Specialty Retail 2.0%
Advance Auto Parts*	34,500		1,186,800
Michaels Stores	55,030		3,258,326
Tiffany	41,600		1,278,784

			5,723,910

Thrifts and Mortgage Finance 1.5%
Freddie Mac	30,900		2,015,916
Fannie Mae	35,600		2,257,040

			4,272,956

Tobacco 2.2%
Altria Group	131,900		6,204,576

Wireless Telecommunication Services 2.3%
American Tower (Class A)*	212,000		3,254,200
Crown Castle International*	229,100		3,409,008

			6,663,208

Total Common Stocks			282,528,341

Repurchase Agreement 0.9%
State Street Bank and Trust 1.58%, dated 9/30/2004,
maturing 10/1/2004 in the amount of $2,555,112, collateralized by:
$2,555,000 US Treasury Notes 4.25%, 11/15/2013,
with a fair market value of $2,631,650	$2,555,000		2,555,000

Total Investments 99.1%			285,083,341

Other Assets Less Liabilities 0.9%			2,518,923

Net Assets 100.0%			$287,602,264

* Non-income producing security.

ADR - American Depositary Receipt.

The cost of investments for federal income tax purposes was $257,636,167. The tax basis gross appreciation and depreciation of portfolio securities were $37,170,272 and $9,723,098, respectively. Net unrealized appreciation was $27,447,174.

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMON STOCK FUND, INC.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN COMMON STOCK FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.